September 6, 2001


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549

Re: Transamerica Separate Account VA-7 of Transamerica Life Insurance
                  and Annuity Company (File No. 333-57697)

Dear Commissioners:

On behalf of Transamerica Separate Account VA-7 of Transamerica Life Insurance and Annuity Company ("separate account"), incorporated by reference are the Semi-Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"). The funds are as follows:

Alger American Income and Growth

Alliance VP Growth and Income
Alliance VP Premier Growth

Dreyfus VIF-Appreciation Portfolio-Initial Shares
Dreyfus VIF-Small Cap Portfolio-Initial Shares

Janus Aspen Series Balanced
Janus Aspen Series Worldwide Growth

MFS(R) Emerging Growth Series
MFS(R)Investors Trust Series (Formerly known as Growth with Income) MFS(R)Research Series

MS UIF Emerging Markets Equity
MS UIF Fixed Income
MS UIF High Yield
MS UIF International Magnum

OCC Accumulation Trust Managed
OCC Accumulation Trust Small Cap

PIMCO VIT StocksPlus Growth and Income-Admin Class

Transamerica VIF Growth
Transamerica VIF Money Market

These Semi-Annual Reports are for the period ending June 30, 2001 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Second Vice President and Assistant Secretary
Entity:  Alger American Fund Income and Growth
File No.:         811-05550
Date of Filing:   8-24-2001
Accession No.     0000930413-01-501055
CIK:     0000930413


Entity:  Alliance VP Growth and Income
File No.:         811-05398
Date of Filing:  8-22-2001
Accession No.  0000936772-01-500162
CIK: 0000825316


Entity:  Alliance VP Premier Growth
File No.:         811-05398
Date of Filing:  8-22-2001
Accession No.  000936772-01-500157
CIK: 0000825316


Entity:  Dreyfus VIF-Appreciation Portfolio-Initial Shares
File No.:         811-05125
Date of Filing:   8-28-2001
Accession No.     0000813383-01-500013
CIK:     0000813383


Entity:  Dreyfus VIF-Small Cap Portfolio-Initial Shares
File No.:         811-05125
Date of Filing:   8-28-2001
Accession No.     0000813383-01-500013
CIK:     0000813383

Entity:  Janus Aspen Series Balanced
File No.:         811-007736
Date of Filing:   8-22-2001
Accession No.     0001012709-01-500619
CIK:     0000906185

Entity:  Janus Aspen Series Worldwide Growth
File No.:         811-007736
Date of Filing:   8-22-2001
Accession No.     0001012709-00-500619
CIK:     0000906185


Entity:  MFS(R)Emerging Growth Series
File No.:         811-08326
Date of Filing:    8-15-2001
Accession No.     0000950156-01-500297
CIK:  0000918571

Entity:  MFS(R)Investors Trust Series (Formerly known as Growth with Income)
File No.:         811-08326
Date of Filing: 8-15-2001
Accession No.  0000950156-01-500299
CIK:  0000918571

Entity:  MFS(R)Research Series
File No.:         811-08326
Date of Filing:  8-15-2001
Accession No.  0000950156-01-500298
CIK:     0000918571

Entity:  MS UIF Emerging Markets Equity
File No.:         811-07607
Date of Filing:   9-6-01
Accession No.  0000912057-01-531504
CIK:  0001011378

Entity:  MS UIF Fixed Income
File No.:         811-07607
Date of Filing:   9-6-01
Accession No.  0000912057-01-531504
CIK:  0001011378

Entity:  MS UIF High Yield
File No.:         811-07607
Date of Filing:   9-6-01
Accession No.  0000912057-01-531504
CIK:  0001011378

Entity:  MS UIF International Magnum
File No.:         811-07607
Date of Filing:   9-6-01
Accession No.  0000912057-01-531504
CIK:  0001011378

Entity:  OCC Accumulation Trust Managed
File No.:         811-08512
Date of Filing:   8-17-2001
Accession No.     0000889812-01-529417
CIK:     0000923185


Entity:  OCC Accumulation Trust Small Cap
File No.:         811-08512
Date of Filing:   8-17-2001
Accession No.     0000889812-01-529417
CIK:     0000923185

Entity:  PIMCO VIT StocksPlus Growth and Income - Admin Class
File No.: 811-08399
Date of Filing: 9-6-01
Accession No.:  0000898430-01-502301
CIK: 001047304

Entity:  Transamerica VIF Growth
File No.:         811-9126
Date of Filing:    8-24-2001
Accession No.     0001002786-01-500007
CIK:     0001002786

Entity:  Transamerica VIF Money Market
File No.:         811-9126
Date of Filing:    8-24-2001
Accession No.     0001002786-01-500007
CIK:     0001002786